SEGMENTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Product Information [Line Items]
Net revenues	$ 5,045	$ 4,924	$ 10,046	$ 9,825
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,271	1,361	2,684	2,720
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	257	241	487	475
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	128	118	252	242
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	284	246	546	485
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	87	85	172	181
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	939	1,070	2,009	2,134
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	103	87	217	180
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	88	74	189	157
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	133	115	247	203
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	74	76	145	170
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	190	177	370	348
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,027	$ 2,051	$ 4,141	$ 4,103